Cover	Jul. 22, 2026
Cover [Abstract]
Document Type	8-K
Entity Central Index Key	0001625641
Amendment Flag	false
Document Period End Date	Jul. 22, 2026
Entity Registrant Name	CS Disco, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40624
Entity Tax Identification Number	46-4254444
Entity Address, Address Line One	111 Congress Avenue
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	833
Local Phone Number	653-4726
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.005
Trading Symbol	LAW
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true